Document and Entity Information	May 01, 2020
Prospectus:
Document Type	497
Document Period End Date	May 01, 2020
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2020
Document Effective Date	May 01, 2020
Prospectus Date	Dec. 31, 2019
BNY Mellon Technology Growth Fund | Class Y
Prospectus:
Trading Symbol	DTEYX
BNY Mellon Technology Growth Fund | Class I
Prospectus:
Trading Symbol	DGVRX
BNY Mellon Technology Growth Fund | Class C
Prospectus:
Trading Symbol	DTGCX
BNY Mellon Technology Growth Fund | Class A
Prospectus:
Trading Symbol	DTGRX